ADVANTAGE X

Variable Adjustable Life Insurance Policy

issued through

TRANSAMERICA CORPORATE SEPARATE ACCOUNT SIXTEEN

by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2019

to the

Prospectus dated May 1, 2018

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2018. Please read this supplement carefully and keep it with your prospectus for future reference.

The Total Annual Portfolio Operating Expenses table is deleted and replaced with the following:

Total Annual Portfolio Operating Expenses	Lowest	Highest

(total of all expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) and other expenses)	0.11%	1.48%

The table in The Portfolios section is updated as follows:

●	The following replaces information regarding the Deutsche Investments VIT Funds portfolios

Deutsche DWS Investments VIT Funds managed by DWS Investment Management Americas Inc. and subadvised by Northern Trust Investments, Inc.

●   DWS Small Cap Index VIP (Class A seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.

●	The following replaces information regarding the Janus Aspen Series portfolios

Janus Aspen Series managed by Janus Capital Management LLC Mid Cap Value Portfolio (Institutional Shares) subadvised by Perkins Investment Management LLC

●   Janus Henderson Balanced Portfolio (Institutional Shares) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

●   Janus Henderson Enterprise Portfolio (Institutional Shares) seeks long-term growth of capital.

●   Janus Henderson Flexible Bond Portfolio (Institutional Shares) seeks to obtain maximum total return, consistent with preservation of capital.

●   Janus Henderson Forty Portfolio (Institutional Shares) seeks long-term growth of capital.

●   Janus Henderson Global Research Portfolio (Institutional Shares) seeks long-term growth of capital.

●   Janus Henderson Mid Cap Value Portfolio (Institutional Shares) seeks capital appreciation.

●   Janus Henderson Overseas Portfolio (Institutional Shares) seeks long-term growth of capital.

●   Janus Henderson Research Portfolio (Institutional Shares) seeks long-term growth of capital.

●	The following replaces information regarding the Vanguard Variable Insurance Fund portfolios

Vanguard® Variable Insurance

Fund

managed by the following:

Balanced and High Yield Bond –
Wellington Management Company LLP

Capital Growth – PRIMECAP Management Company

Conservative Allocation, Equity Index, Global Bond Index, Mid-Cap Index, Moderate Allocation, Real Estate Index, Short-Term Investment-Grade,

●   Vanguard® VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.

●   Vanguard® VIF Capital Growth Portfolio seeks to provide long-term capital appreciation.

●   Vanguard® VIF Conservative Allocation Portfolio seeks to provide current income and low to moderate capital appreciation.

●   Vanguard® VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income.

●   Vanguard® VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Total Bond Market Index, Total International Stock Market Index, and Total Stock Market Index – The Vanguard Group, Inc.

Diversified Value – Barrow, Hanley, Mewhinney & Strauss, LLC

Equity Income – Wellington Management Company LLP and The Vanguard Group, Inc.

Growth – Jackson Square Partners, LLC; Wellington Management Company LLP

International – Baillie Gifford Overseas Ltd.; Schroder Investment Management North America Inc.

Small Company Growth – ArrowMark Colorado Holdings, LLC;

The Vanguard Group, Inc.

Vanguard is a trademark of The Vanguard Group, Inc.

●   Vanguard® VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

●   Vanguard® VIF Global Bond Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.

●   Vanguard® VIF Growth Portfolio seeks to provide long-term capital appreciation.

●   Vanguard® VIF High Yield Bond Portfolio seeks to provide a high level of current income.

●   Vanguard® VIF International Portfolio seeks to provide long-term capital appreciation.

●   Vanguard® VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

●   Vanguard® VIF Moderate Allocation Portfolio seeks to provide capital appreciation and a low to moderate level of current income.

●   Vanguard® VIF Real Estate Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

●   Vanguard® VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.

●   Vanguard® VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation.

●   Vanguard® VIF Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.

●   Vanguard® VIF Total International Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.

●   Vanguard® VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

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If you have any questions regarding this supplement, you may contact us by writing to the Administrative Office at Transamerica Life Insurance Company, 4840 N. River Blvd., Cedar Rapids, Iowa 52411, or calling toll free at 1-888-804-8461 (Monday - Friday from 8:00 a.m. – 4:30 p.m. Central time).